UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2017

MFS® GLOBAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.7%
Aerospace - 1.9%
Rolls-Royce Holdings PLC	265,677	$3,112,745
United Technologies Corp.	18,327	2,173,032

		$5,285,777
Airlines - 0.7%
Aena S.A.	9,400	$1,838,856

Alcoholic Beverages - 4.3%
AmBev S.A., ADR	574,726	$3,494,334
Carlsberg Group	9,608	1,068,278
Diageo PLC	87,874	2,838,814
Pernod Ricard S.A.	32,820	4,555,434

		$11,956,860
Apparel Manufacturers - 5.7%
Burberry Group PLC	91,858	$2,073,688
Compagnie Financiere Richemont S.A.	12,968	1,101,733
LVMH Moet Hennessy Louis Vuitton SE	16,979	4,275,215
NIKE, Inc., “B”	101,297	5,981,588
VF Corp.	40,515	2,519,628

		$15,951,852
Broadcasting - 0.4%
Walt Disney Co.	9,660	$1,061,924

Brokerage & Asset Managers - 1.8%
Blackstone Group LP	109,036	$3,647,254
Charles Schwab Corp.	29,564	1,268,296

		$4,915,550
Business Services - 13.3%
Accenture PLC, “A”	52,917	$6,816,768
Brenntag AG	14,552	825,932
Cognizant Technology Solutions Corp., “A”	68,417	4,742,666
Compass Group PLC	185,497	3,957,522
Equifax, Inc.	22,623	3,290,289
Experian Group Ltd.	156,799	3,117,691
Fidelity National Information Services, Inc.	44,152	4,027,545
Fiserv, Inc. (a)	20,609	2,648,257
Intertek Group PLC	53,920	3,059,819
Verisk Analytics, Inc., “A” (a)	52,438	4,575,740

		$37,062,229
Cable TV - 1.0%
Comcast Corp., “A”	69,147	$2,796,996

Chemicals - 1.8%
Monsanto Co.	20,000	$2,336,400
PPG Industries, Inc.	24,405	2,568,626

		$4,905,026

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 2.1%
Dassault Systemes S.A.	13,323	$1,307,322
Microsoft Corp.	63,594	4,623,284

		$5,930,606
Computer Software - Systems - 1.2%
Apple, Inc.	22,081	$3,284,107

Construction - 1.0%
Sherwin-Williams Co.	8,079	$2,724,804

Consumer Products - 8.1%
Colgate-Palmolive Co.	39,628	$2,861,142
Coty, Inc., “A”	131,139	2,685,727
Estee Lauder Cos., Inc., “A”	52,488	5,195,787
Kose Corp.	35,100	3,909,728
L’Oréal S.A.	16,184	3,354,674
Reckitt Benckiser Group PLC	45,445	4,418,462

		$22,425,520
Electrical Equipment - 2.2%
Amphenol Corp.	38,124	$2,921,061
Fortive Corp.	13,892	899,368
Mettler-Toledo International, Inc. (a)	3,791	2,172,546

		$5,992,975
Electronics - 4.1%
Samsung Electronics Co. Ltd.	945	$2,035,164
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	149,330	5,369,907
Texas Instruments, Inc.	48,933	3,982,168

		$11,387,239
Entertainment - 1.2%
Time Warner, Inc.	3,103	$317,809
Twenty-First Century Fox, Inc.	100,661	2,929,235

		$3,247,044
Food & Beverages - 4.1%
Chr. Hansen Holding A.S.	10,736	$864,725
Danone S.A.	32,742	2,445,367
Nestle S.A.	72,483	6,124,268
PepsiCo, Inc.	15,955	1,860,513

		$11,294,873
Food & Drug Stores - 1.9%
CVS Health Corp.	28,393	$2,269,452
Sundrug Co. Ltd.	83,500	3,112,930

		$5,382,382
Gaming & Lodging - 1.2%
Paddy Power Betfair PLC	32,840	$3,280,013

General Merchandise - 1.3%
Dollarama, Inc.	17,018	$1,663,512
Lojas Renner S.A.	206,664	1,941,814

		$3,605,326

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 1.6%
Aon PLC	32,099	$4,435,119

Internet - 6.7%
Alibaba Group Holding Ltd., ADR (a)	20,716	$3,209,944
Alphabet, Inc., “A” (a)	10,370	9,804,835
Baidu, Inc., ADR (a)	14,555	3,294,524
NAVER Corp.	3,349	2,403,152

		$18,712,455
Leisure & Toys - 1.2%
Electronic Arts, Inc. (a)	28,372	$3,312,147

Machinery & Tools - 1.1%
Colfax Corp. (a)	38,819	$1,602,448
Schindler Holding AG	7,114	1,534,702

		$3,137,150
Medical & Health Technology & Services - 0.2%
Express Scripts Holding Co. (a)	10,126	$634,293

Medical Equipment - 5.9%
Abbott Laboratories	63,832	$3,139,258
Cooper Cos., Inc.	6,194	1,510,531
Danaher Corp.	23,932	1,950,219
Sonova Holding AG	12,913	2,095,299
Thermo Fisher Scientific, Inc.	28,703	5,038,238
Waters Corp. (a)	9,561	1,658,260
Zimmer Biomet Holdings, Inc.	8,553	1,037,650

		$16,429,455
Oil Services - 0.8%
Schlumberger Ltd.	32,145	$2,205,147

Other Banks & Diversified Financials - 5.7%
Credicorp Ltd.	12,043	$2,229,641
HDFC Bank Ltd.	149,477	4,299,448
Julius Baer Group Ltd.	46,859	2,650,796
Mastercard, Inc., “A”	19,479	2,489,416
Visa, Inc., “A”	42,600	4,241,256

		$15,910,557
Pharmaceuticals - 4.0%
Bayer AG	18,462	$2,341,797
Eli Lilly & Co.	18,721	1,547,478
Roche Holding AG	17,489	4,429,449
Zoetis, Inc.	44,782	2,799,771

		$11,118,495
Printing & Publishing - 1.4%
Moody’s Corp.	30,324	$3,991,548

Railroad & Shipping - 1.8%
Adani Ports and Special Economic Zone Ltd.	282,533	$1,743,611
Union Pacific Corp.	30,447	3,134,823

		$4,878,434

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 3.0%
Starbucks Corp.	87,613	$4,729,350
Whitbread PLC	73,706	3,742,091

		$8,471,441
Specialty Chemicals - 4.5%
Croda International PLC	63,318	$3,091,881
Ecolab, Inc.	34,455	4,536,690
Sika AG	487	3,356,797
Symrise AG	22,675	1,589,891

		$12,575,259
Specialty Stores - 1.5%
AutoZone, Inc. (a)	2,560	$1,381,939
TJX Cos., Inc.	40,778	2,867,101

		$4,249,040
Total Common Stocks		$274,390,499

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 1.08% (v)	3,559,770	$3,559,770
Total Investments		$277,950,269

Other Assets, Less Liabilities - 0.0%		86,188
Net Assets - 100.0%		$278,036,457

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

7/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$274,390,499	$—	$—	$274,390,499
Mutual Funds	3,559,770	—	—	3,559,770
Total Investments	$277,950,269	$—	$—	$277,950,269

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$198,347,079
Gross unrealized appreciation	81,632,520
Gross unrealized depreciation	(2,029,330)
Net unrealized appreciation (depreciation)	$79,603,190

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,151,745	33,475,479	(32,067,454)	3,559,770

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(61)	$—	$16,380	$3,559,770

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2017, are as follows:

United States	57.9%
United Kingdom	10.6%
Switzerland	7.7%
France	5.7%
Japan	2.5%
China	2.3%
India	2.2%
Brazil	2.0%
Taiwan	1.9%
Other Countries	7.2%

6

QUARTERLY REPORT

July 31, 2017

MFS® STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 68.0%
Apparel Manufacturers - 0.5%
Coach, Inc., 4.125%, 7/15/2027	$1,626,000	$1,636,920

Asset-Backed & Securitized - 11.8%
A Voce CLO Ltd., 2014-1A, “BR”, FRN, 3.454%, 7/15/2026 (n)	$1,710,000	$1,709,956
Allegro CLO Ltd., 2014-1A, “BR”, FRN, 3.707%, 1/21/2027 (n)	869,893	876,789
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	199,925	200,081
Babson CLO Ltd., 2014-IIA, “CR”, FRN, 3.504%, 10/17/2026 (n)	1,710,000	1,722,094
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.833%, 12/28/2040 (z)	279,444	218,003
Cent CLO LP, 2012-16AR, “A1AR”, FRN, 4.511%, 8/01/2024 (z)	1,685,000	1,685,849
Cent CLO LP, 2014-21A, “A2AR”, FRN, 3.017%, 7/27/2026 (n)	944,440	946,599
Cent CLO LP, 2014-21A, “BR”, FRN, 3.717%, 7/27/2026 (n)	1,633,430	1,637,740
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 7/15/2029 (z)	1,285,000	1,286,772
Commercial Mortgage Trust, 2015-CR22, “A5”, 3.309%, 3/10/2048	943,747	964,920
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,909,017
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050	664,113	688,912
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	1,285,000	1,281,815
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)	661,543	105,847
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	555,000	557,701
Dryden Senior Loan Fund, 2014-31A, “CR”, FRN, 3.404%, 4/18/2026 (z)	2,130,000	2,124,720
Dryden Senior Loan Fund, 2014-34A, “CR”, FRN, 3.454%, 10/15/2026 (n)	462,896	466,812
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	1,285,000	1,286,310
Eaton Vance CLO Ltd., 2014-1A, “CR”, FRN, 3.856%, 7/15/2026 (n)	1,700,000	1,699,981
Falcon Franchise Loan LLC, FRN, 7.329%, 1/05/2023 (i)(z)	81,377	3,334
First Union-Lehman Brothers Bank of America, FRN, 1.07%, 11/18/2035 (i)	1,648,911	6,473
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 2.486%, 1/19/2025 (n)	1,184,832	1,186,042
Goldentree Loan Opportunities Ltd., 2014-8A, “CR”, FRN, 3.506%, 4/19/2026 (n)	1,250,000	1,251,745
GS Mortgage Securities Trust, 2017-GS6, “A3”, 3.433%, 5/10/2050	993,042	1,021,535
HarbourView CLO VII Ltd., 7A, “CR”, FRN, 3.561%, 11/18/2026 (n)	1,700,000	1,700,194
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	769,436	789,634
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 6.157%, 6/15/2049	560,347	573,669
Morgan Stanley Capital I Trust, “AM”, FRN, 5.928%, 4/15/2049	22,107	22,433
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,050,279	1,085,734
Morgan Stanley Capital I, Inc., FRN, 1.493%, 4/28/2039 (i)(z)	890,140	8,456
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.857%, 10/20/2026 (z)	1,700,000	1,701,765
Race Point CLO Ltd., 2013-8A, “CR”, FRN, 3.672%, 2/20/2030 (n)	1,700,000	1,703,252
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	1,286,000	1,292,206
Shackleton CLO Ltd., 2014-6A, “CR”, FRN, 3.554%, 7/17/2026 (n)	1,710,000	1,711,772
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	299,409	299,556
Silver Spring CLO Ltd., FRN, 4.054%, 10/15/2026 (n)	1,720,000	1,715,700
Voya CLO Ltd., 2013-3A, “BR”, FRN, 3.454%, 1/18/2026 (n)	1,710,000	1,710,169

		$39,153,587
Automotive - 0.6%
General Motors Financial Co., Inc., 3.45%, 4/10/2022	$1,984,000	$2,022,611

Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/2020	$960,000	$1,046,148

Broadcasting - 0.3%
Time Warner, Inc., 3.8%, 2/15/2027	$801,000	$809,822

Brokerage & Asset Managers - 0.5%
Raymond James Financial, 4.95%, 7/15/2046	$1,368,000	$1,485,117

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - 0.4%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$1,054,000	$1,120,320
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)	300,000	312,750

		$1,433,070
Business Services - 0.8%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$335,000	$338,748
Fidelity National Information Services, Inc., 3%, 8/15/2026	2,475,000	2,425,040

		$2,763,788
Cable TV - 1.4%
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	$1,138,000	$1,140,027
Cox Communications, Inc., 3.15%, 8/15/2024 (z)	1,287,000	1,288,515
Time Warner Cable, Inc., 8.25%, 4/01/2019	920,000	1,012,138
Time Warner Cable, Inc., 4.5%, 9/15/2042	1,279,000	1,205,243

		$4,645,923
Chemicals - 1.2%
Dow Chemical Co., 8.55%, 5/15/2019	$1,270,000	$1,418,448
Sherwin-Williams Co., 3.45%, 6/01/2027	2,568,000	2,610,090

		$4,028,538
Computer Software - 1.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$958,000	$1,067,049
Microsoft Corp., 3.125%, 11/03/2025	1,576,000	1,619,805
Microsoft Corp., 4.25%, 2/06/2047	1,705,000	1,845,350

		$4,532,204
Computer Software - Systems - 0.5%
Apple, Inc., 4.25%, 2/09/2047	$1,705,000	$1,804,429

Conglomerates - 0.5%
Johnson Controls International PLC, 5.7%, 3/01/2041	$1,340,000	$1,571,571

Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	$433,000	$109,333

Consumer Products - 1.0%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$921,000	$972,732
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	2,481,000	2,473,066

		$3,445,798
Containers - 0.1%
San Miguel Industrias PET S.A., 7.75%, 11/06/2020	$428,000	$451,540

Emerging Market Quasi-Sovereign - 0.9%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)	$218,000	$226,720
BRPL International Singapore Pte Ltd., 4.375%, 1/18/2027	747,000	775,923
Gaz Capital S.A., 7.288%, 8/16/2037	288,000	340,417
Pertamina PT, 6%, 5/03/2042 (n)	201,000	221,656
Petroleos Mexicanos, 5.625%, 1/23/2046	353,000	324,103
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)	200,000	209,775
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)	489,000	537,656
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027 (n)	470,000	469,590

		$3,105,840

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - 1.9%
Government of Ukraine, 7.75%, 9/01/2021		$780,000	$805,350
Government of Ukraine, 7.75%, 9/01/2025		494,000	489,801
Republic of Argentina, 7.125%, 7/06/2036		607,000	599,413
Republic of Gabon, 6.95%, 6/16/2025		619,000	615,905
Republic of Guatemala, 4.375%, 6/05/2027 (n)		200,000	199,500
Republic of Kenya, 6.875%, 6/24/2024		304,000	310,177
Republic of Paraguay, 4.625%, 1/25/2023		200,000	209,860
Republic of Paraguay, 6.1%, 8/11/2044		307,000	344,571
Republic of Peru, 8.2%, 8/12/2026	PEN	1,716,000	635,320
Republic of Sri Lanka, 6.825%, 7/18/2026		$390,000	420,230
Republic of Turkey, 6%, 3/25/2027		296,000	318,714
Republic of Zambia, 8.97%, 7/30/2027		287,000	311,033
Russian Federation, 4.875%, 9/16/2023		200,000	216,016
Russian Federation, 5.25%, 6/23/2047 (n)		200,000	201,733
United Mexican States, 8.5%, 5/31/2029	MXN	10,510,000	664,694

			$6,342,317
Energy - Independent - 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$200,000	$196,040
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		602,000	590,080

			$786,120
Energy - Integrated - 0.7%
Shell International Finance B.V., 2.875%, 5/10/2026		$2,275,000	$2,261,357

Food & Beverages - 2.7%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$904,000	$959,455
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		1,780,000	1,846,964
Coca-Cola Bottling Co. Consolidated, 3.8%, 11/25/2025		1,570,000	1,612,874
Kerry Group Financial Services, 3.2%, 4/09/2023 (n)		1,400,000	1,394,883
Kraft Foods Group, Inc., 5%, 6/04/2042		1,731,000	1,827,799
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)		343,000	345,328
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		1,051,000	1,086,152

			$9,073,455
Food & Drug Stores - 0.4%
CVS Health Corp., 3.875%, 7/20/2025		$1,293,000	$1,356,030

Insurance - 1.2%
American International Group, Inc., 3.75%, 7/10/2025		$1,461,000	$1,506,237
American International Group, Inc., 3.9%, 4/01/2026		1,706,000	1,770,828
American International Group, Inc., 4.7%, 7/10/2035		355,000	382,459
American International Group, Inc., 4.5%, 7/16/2044		315,000	325,883

			$3,985,407
Insurance - Property & Casualty - 0.8%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025		$1,580,000	$1,603,686
CNA Financial Corp., 5.875%, 8/15/2020		990,000	1,096,235

			$2,699,921
International Market Quasi-Sovereign - 0.5%
Dexia Credit Local, “A”, 2.25%, 2/18/2020 (n)		$1,530,000	$1,536,701

Major Banks - 7.7%
Bank of America Corp., 2.151%, 11/09/2020		$790,000	$789,415
Bank of America Corp., 4.125%, 1/22/2024		1,371,000	1,459,643

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Bank of America Corp., 3.248%, 10/21/2027	$4,264,000	$4,152,326
Bank of America Corp., 4.183%, 11/25/2027	1,455,000	1,502,577
Barclays PLC, 3.25%, 1/12/2021	2,086,000	2,127,597
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	299,000	338,618
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	950,000	974,806
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,063,000	1,197,806
Goldman Sachs Group, Inc., 3%, 4/26/2022	960,000	972,692
Goldman Sachs Group, Inc., FRN, 2.333%, 10/23/2019	410,000	415,339
ING Bank N.V., 5.8%, 9/25/2023 (n)	1,344,000	1,526,299
JPMorgan Chase & Co., 2.2%, 10/22/2019	1,080,000	1,086,827
JPMorgan Chase & Co., 3.882% to 7/24/2037, FRN to 7/24/2038	1,731,000	1,728,734
Merrill Lynch & Co., Inc., 6.4%, 8/28/2017	400,000	401,362
Morgan Stanley, 7.3%, 5/13/2019	250,000	272,970
Morgan Stanley, 5.625%, 9/23/2019	420,000	451,325
Morgan Stanley, 3.7%, 10/23/2024	1,993,000	2,062,570
Morgan Stanley, 3.625%, 1/20/2027	3,107,000	3,142,684
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	1,048,000	1,113,053

		$25,716,643
Medical & Health Technology & Services - 0.2%
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	$640,000	$647,019

Medical Equipment - 0.7%
Abbott Laboratories, 3.4%, 11/30/2023	$798,000	$821,613
Abbott Laboratories, 4.75%, 11/30/2036	1,279,000	1,392,108

		$2,213,721
Metals & Mining - 0.8%
Barrick Gold Corp., 4.1%, 5/01/2023	$427,000	$462,620
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	660,000	660,145
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	953,000	992,610
Glencore Funding LLC, 4%, 4/16/2025 (n)	479,000	486,255

		$2,601,630
Midstream - 1.4%
Enbridge, Inc., 5.5%, 12/01/2046	$1,706,000	$1,964,246
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,220,000	2,532,181

		$4,496,427
Mortgage-Backed - 0.4%
Fannie Mae, 5.5%, 7/01/2019 - 11/01/2036	$170,300	$181,998
Fannie Mae, 6.5%, 5/01/2031	27,301	31,574
Fannie Mae, 6%, 11/01/2034	251,260	287,342
Freddie Mac, 4.224%, 3/25/2020	818,658	863,020
Freddie Mac, 0.883%, 7/25/2049	100,000	4,932

		$1,368,866
Municipals - 0.5%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A-2”, FRN, 7.5%, 3/01/2035	$1,730,000	$1,729,135

Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$462,000	$476,438

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - 1.1%
AT&T, Inc., 5.45%, 3/01/2047	$2,554,000	$2,699,182
AT&T, Inc., 5.15%, 2/14/2050	817,000	812,850

		$3,512,032
Oil Services - 0.1%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (a)(d)(n)	$435,776	$153,829

Oils - 0.7%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$575,000	$585,041
Marathon Petroleum Corp., 4.75%, 9/15/2044	1,706,000	1,662,089

		$2,247,130
Other Banks & Diversified Financials - 0.6%
Compass Bank, 2.875%, 6/29/2022	$794,000	$793,537
Lloyds Bank PLC, 5.8%, 1/13/2020 (n)	645,000	701,061
SunTrust Banks, Inc., 3.3%, 5/15/2026	625,000	617,793

		$2,112,391
Pharmaceuticals - 0.8%
Gilead Sciences, Inc., 3.65%, 3/01/2026	$1,051,000	$1,095,771
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	1,682,000	1,678,851

		$2,774,622
Supranational - 0.4%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$1,290,000	$1,399,856

Telecommunications - Wireless - 1.3%
American Tower Corp., 3.55%, 7/15/2027	$2,165,000	$2,150,213
Crown Castle International Corp., 3.65%, 9/01/2027	433,000	433,268
Digicel Group Ltd., 6%, 4/15/2021 (n)	316,000	307,152
SBA Tower Trust, 2.898%, 10/11/2019 (n)	1,061,000	1,067,034
VimpelCom Holdings B.V., 3.95%, 6/16/2021 (n)	200,000	200,750

		$4,158,417
Tobacco - 0.7%
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	$959,000	$1,005,780
Reynolds American, Inc., 8.125%, 6/23/2019	640,000	712,838
Reynolds American, Inc., 6.875%, 5/01/2020	480,000	540,190

		$2,258,808
Transportation - Services - 0.6%
Delhi International Airport, 6.125%, 10/31/2026 (n)	$575,000	$613,813
ERAC USA Finance LLC, 4.2%, 11/01/2046 (n)	1,462,000	1,395,891

		$2,009,704
U.S. Treasury Obligations - 17.4%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$18,125,000	$20,326,191
U.S. Treasury Bonds, 2.5%, 2/15/2045	5,890,000	5,440,428
U.S. Treasury Notes, 1.375%, 12/15/2019	15,000,000	14,988,285
U.S. Treasury Notes, 1.75%, 2/28/2022	17,350,000	17,315,439

		$58,070,343
Utilities - Electric Power - 1.9%
Dominion Resources, Inc., 3.9%, 10/01/2025	$840,000	$878,877
EDP Finance B.V., 4.9%, 10/01/2019 (n)	274,000	287,776
EDP Finance B.V., 5.25%, 1/14/2021 (n)	554,000	595,572

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
EDP Finance BV, 3.625%, 7/15/2024 (n)	$289,000	$289,283
Enel Americas S.A., 4%, 10/25/2026	22,000	22,165
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	1,858,000	1,875,372
Exelon Corp., 3.497%, 6/01/2022	1,063,000	1,100,659
FirstEnergy Corp., 4.85%, 7/15/2047	1,122,000	1,147,631

		$6,197,335
Total Bonds		$226,231,893

Common Stocks - 0.0%
Energy - Independent - 0.0%
Frontera Energy Corp.	2,760	$76,176

Underlying Affiliated Funds - 26.9%
MFS High Yield Pooled Portfolio (v)	9,519,056	$89,669,505

Money Market Funds - 4.9%
MFS Institutional Money Market Portfolio, 1.08% (v)	16,286,792	$16,286,792
Total Investments		$332,264,366

Other Assets, Less Liabilities - 0.2%		665,462
Net Assets - 100.0%		$332,929,828

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $50,868,835, representing 15.3% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.833%, 12/28/2040	3/01/06	$279,444	$218,003
Cent CLO LP, 2012-16AR, “A1AR”, FRN, 4.511%, 8/01/2024	5/04/16	1,685,000	1,685,849
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 7/15/2029	5/23/17	1,284,706	1,286,772
Cox Communications, Inc., 3.15%, 8/15/2024	7/24/17-7/25/17	1,287,484	1,288,515
Dryden Senior Loan Fund, 2014-31A, “CR”, FRN, 3.404%, 4/18/2026	3/22/17	2,130,000	2,124,720
Falcon Franchise Loan LLC, FRN, 7.329%, 1/05/2023	1/18/02	4,633	3,334
Morgan Stanley Capital I, Inc., FRN, 1.493%, 4/28/2039	7/20/04	111,802	8,456
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.857%, 10/20/2026	2/17/17	1,700,000	1,701,765
Total Restricted Securities			$8,317,414
% of Net assets			2.5%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
TRY	Turkish Lira

Derivative Contracts at 7/31/17

Forward Foreign Currency Exchange Contracts at 7/31/17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Asset Derivatives
MXN	5,553,000	USD	301,772	JPMorgan Chase Bank	8/10/2017	$9,739
TRY	1,141,000	USD	318,004	JPMorgan Chase Bank	8/10/2017	5,418

						$15,157

Liability Derivatives
USD	321,366	MXN	5,930,000	JPMorgan Chase Bank	8/10/2017	$(11,295)
USD	310,688	TRY	1,141,000	JPMorgan Chase Bank	8/10/2017	(12,734)

						$(24,029)

Futures Contracts at 7/31/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	166	$35,913,063	September - 2017	$(16,148)

At July 31, 2017, the fund had liquid securities with an aggregate value of $77,380 to cover any collateral or margin obligations for derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$76,176	$—	$—	$76,176
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	58,070,343	—	58,070,343
Non-U.S. Sovereign Debt	—	12,384,714	—	12,384,714
Municipal Bonds	—	1,729,135	—	1,729,135
U.S. Corporate Bonds	—	85,984,544	—	85,984,544
Residential Mortgage-Backed Securities	—	1,368,865	—	1,368,865
Commercial Mortgage-Backed Securities	—	7,074,116	—	7,074,116
Asset-Backed Securities (including CDOs)	—	32,079,472	—	32,079,472
Foreign Bonds	—	27,540,704	—	27,540,704
Mutual Funds	105,956,297	—	—	105,956,297
Total Investments	$106,032,473	$226,231,893	$—	$332,264,366

Other Financial Instruments
Futures Contracts – Liabilities	$(16,148)	$—	$—	$(16,148)
Forward Foreign Currency Exchange Contracts – Assets	—	15,157	—	15,157
Forward Foreign Currency Exchange Contracts – Liabilities	—	(24,029)	—	(24,029)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$333,167,334
Gross unrealized appreciation	5,224,074
Gross unrealized depreciation	(6,127,042)
Net unrealized appreciation (depreciation)	$(902,968)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	12,812,010	1,607,524	(4,900,478)	9,519,056
MFS Institutional Money Market Portfolio	19,189,556	125,382,213	(128,284,977)	16,286,792

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$787,985	$—	$4,657,879	$89,669,505
MFS Institutional Money Market Portfolio	283	—	75,355	16,286,792

	$788,268	$—	$4,733,234	$105,956,297

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2017

*	Print name and title of each signing officer under his or her signature.